Expenses by nature - Auditor remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Statutory audit	€ 2,016	€ 474	€ 125
Other assurance services	264	1,608
Tax services	9	2	105
Other services	22	606	51
Total	€ 2,311	€ 2,690	€ 281